Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Mutual Fund Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	May 26, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 26, 2023
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
PROSPECTUS SUPPLEMENT May 26, 2023
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Exponential Technologies Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS SUPPLEMENT	May 26, 2023

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Prospectus Supplement

May 26, 2023

Exponential Technologies Fund

ETAEX      Class A Shares      ETCEX Class C Shares
ETNEX      Class N Shares      ETIEX Class I Shares

(the “Fund”)

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, dated November 1, 2022, and should be read in conjunction with such Prospectus.

Effective June 26, 2023, the Eventide Exponential Technologies Fund will no longer charge a redemption fee. The Shareholder Fees table under the section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY - Eventide Exponential Technologies Fund - Fees and Expenses of the Fund” is hereby replaced in its entirety with the following:

Shareholder Fees Fees paid directly from your investment	Class A	Class C	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of the NAV of the shares redeemed or the original purchase price)	1.00%[1]	1.00%[2]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 180 days)	None	None	None	None
Redemption Fee for Shares Redeemed by Wire Transfer	$15	$15	$15	$15

Effective June 26, 2023, the section of the Eventide Exponential Technologies Fund Prospectus entitled “HOW TO REDEEM SHARES – Redemption Fee” is replaced with the following:

Redemption Fee. The Funds do not charge a redemption fee. However, a shareholder of a Fund who requests that the proceeds of a redemption be sent by wire will be charged a $15 wire fee.

Effective on or about July 26, 2023, the Fund's 80% policy regarding its investment in technology companies will change as follows:

PROSPECTUS SUPPLEMENT	May 26, 2023

Current Policy: " Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in technology companies. The Fund defines technology companies as those in the information technology, communications, internet and direct marketing retail, and healthcare technology and devices industries."

New Policy: "Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in companies that the Adviser believes are participating in and benefitting from technologies, innovations, technology themes, or technology trends."

Effective on or about July 26, 2023, the following sentence is added as the second sentence of the first paragraph under the section of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary - Principal Investment Strategies”:

“The types of companies represented in the Fund’s portfolio include, but are not limited to, companies falling within the information technology, e-commerce discretionary, internet media and services, healthcare technology, healthcare devices, or transaction & payment processing services industries.”

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2022, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.

PROSPECTUS SUPPLEMENT May 26, 2023 | Eventide Exponential Technologies Fund Class A Share
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	$ 15
PROSPECTUS SUPPLEMENT May 26, 2023 | Eventide Exponential Technologies Fund Class C Share
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	$ 15
PROSPECTUS SUPPLEMENT May 26, 2023 | Eventide Exponential Technologies Fund Class I Share
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	$ 15
PROSPECTUS SUPPLEMENT May 26, 2023 | Eventide Exponential Technologies Fund Class N Share
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	$ 15